Loss per share (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loss per share
Net loss and comprehensive loss for the year	$ (28,128,292)	$ (30,930,647)	$ (31,638,244)
Weighted average number of common shares outstanding, basic	64,463,087	62,505,982	43,222,819
Weighted average number of common shares outstanding, diluted	64,463,087	62,505,982	43,222,819